THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.


                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------

Check here if Amendment [X]: Amendment Number:  1
                                               ---

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Chieftain Capital Management, Inc.
       ----------------------------------

Address:  12 East 49th Street, New York, New York 10017
          ---------------------------------------------

Form 13F File Number:  28-1658
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
       -----------------
Title: Managing Director
       -----------------
Phone: (212) 421-9760
       -----------------


Signature, Place, and Date of Signing:

/s/ Thomas D. Stern                New York, New York            June 17, 2003
-------------------------------    --------------------------    -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0
                                   ---
Form 13F Information Table Entry Total:  1
                                        ---
Form 13F Information Table Value Total:  $177,806 (thousands)
                                         --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
----

                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
| COLUMN 1        | COLUMN 2  | COLUMN 3    | COLUMN 4  |        COLUMN 5        |  COLUMN 6  | COLUMN 7  |       COLUMN 8        |
-----------------------------------------------------------------------------------------------------------------------------------
| NAME OF ISSUER  | TITLE OF  |             |   VALUE   |  SHRS OR  | SH/ | PUT/ | INVESTMENT |  OTHER    |    VOTING AUTHORITY   |
                  |  CLASS    |   CUSIP     | (x $1000) |  PRN AMT  | PRN | CALL | DISCRETION | MANAGERS  |  SOLE   SHARED   NONE |
-----------------------------------------------------------------------------------------------------------------------------------
| IRON MTN INC PA |   COM     | 462846 10 6 |  177,806  | 3,965,335 |  SH |      |    SOLE    |           | 3,965,335 |    |      |
-----------------------------------------------------------------------------------------------------------------------------------